LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)

	Maturity Date	Coupon Rate	Principal Amount	Value
ASSET BACKED SECURITIES: 9.84%
321 Henderson Receivables I LLC
Series 2006-1A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	03/15/2041	0.31%	346,494	$343,078
Series 2006-4A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	12/15/2041	0.31%	355,698	353,351
Series 2004-A A1 (1 Month LIBOR USD + 0.350%) (a)(c)	09/15/2045	0.46%	77,098	75,896
American Express Credit Account Master Trust, 2019-1 A	10/15/2024	2.87%	2,390,000	2,450,633
American Homes 4 Rent Trust, 2014-SFR2 A (a)	10/17/2036	3.79%	742,449	793,278
AmeriCredit Automobile Receivables Trust, 2020-3 A-3	06/18/2025	0.53%	5,420,000	5,431,926
AMSR Trust, 2020-SFR1 A (a)	04/17/2037	1.82%	499,521	505,356
Carmax Auto Owner Trust
Series 2019-1 A3	03/15/2024	3.05%	1,912,241	1,948,484
Series 2020-1 A3	12/16/2024	1.89%	4,150,000	4,242,668
Chase Issuance Trust, 2020-A1 A1	01/15/2025	1.53%	3,850,000	3,935,033
Citibank Credit Card Issuance Trust, 2018-A3 A3	05/23/2025	3.29%	3,500,000	3,719,088
Corevest American Finance Trust, 2020-1 A1 (a)	03/17/2050	1.83%	474,379	481,977
DB Master Finance LLC, 2019-1A A2I (a)	05/20/2049	3.79%	1,984,775	2,025,245
Diamond Resorts Owner Trust, 2018-1 A (a)	01/21/2031	3.70%	1,193,518	1,246,114
Discover Card Execution Note Trust, 2018-A2 A2 (1 Month LIBOR USD + 0.330%) (c)	08/15/2025	0.44%	2,775,000	2,787,031
Domino's Pizza Master Issuer LLC, 2017-1A A2I (3 Month LIBOR USD + 1.250%) (a)(c)	07/25/2047	1.47%	1,062,150	1,062,086
Entergy New Orleans Storm Recovery Funding LLC, 2015-1 A	06/01/2027	2.67%	787,738	801,546
Ford Credit Auto Lease Trust, 2019-B A3	10/15/2022	2.22%	2,001,655	2,012,917
Ford Credit Auto Owner Trust, 2018-2 A (a)	01/15/2030	3.47%	1,400,000	1,493,685
GM Financial Consumer Automobile Receivables Trust
Series 2020-2 A2B (1 Month LIBOR USD + 1.050%) (c)	03/16/2023	1.16%	653,696	655,387
Series 2020-1 A3	09/16/2024	1.84%	1,680,000	1,705,580
Series 2021-1 A-3	10/16/2025	0.35%	3,640,000	3,636,107
Hilton Grand Vacations Trust, 2019-AA A (a)	07/25/2033	2.34%	2,286,239	2,356,577
Honda Auto Receivables Owner Trust
Series 2019-1 A3	03/20/2023	2.83%	3,552,871	3,606,813
Series 2020-3 A3	10/18/2024	0.37%	6,550,000	6,552,194
Hyundai Auto Receivables Trust, 2020-C A3	05/15/2025	0.38%	5,520,000	5,517,884
Invitation Homes Trust
Series 2017-SFR2 A (1 Month LIBOR USD + 0.850%) (a)(c)	12/19/2036	0.96%	1,442,418	1,443,997
Series 2018-SFR2 A (1 Month LIBOR USD + 0.900%) (a)(c)	06/18/2037	1.01%	2,393,700	2,398,135
Series 2018-SFR3 A (1 Month LIBOR USD + 1.000%) (a)(c)	07/17/2037	1.11%	2,762,479	2,767,641
Series 2018-SFR4 A (1 Month LIBOR USD + 1.100%) (a)(c)	01/19/2038	1.21%	913,860	916,406
Series 2018-SFR4 D (1 Month LIBOR USD + 1.650%) (a)(c)	01/19/2038	1.76%	2,275,000	2,288,072
Morgan Stanley Capital I Trust, 2004-HE6 M1 (1 Month LIBOR USD + 0.825%) (c)	08/25/2034	0.93%	599,268	593,675
MVW Owner Trust
Series 2019-1A A (a)	11/20/2036	2.89%	1,082,343	1,110,031
Series 2019-2A A (a)	10/20/2038	2.22%	1,613,424	1,645,486
Navient Student Loan Trust, 2021-A A (a)	05/15/2069	0.84%	4,256,501	4,242,607
PFS Financing Corp.
Series 2020-F A (a)	08/15/2024	0.93%	3,150,000	3,168,159
Series 2020-G A (a)	02/17/2026	0.97%	2,288,000	2,296,986
Progress Residential Trust
Series 2017-SFR1 A (a)	08/17/2034	2.77%	3,268,809	3,288,766
Series 2019-SFR4 B (a)	11/17/2036	2.94%	1,300,000	1,321,780
Santander Drive Auto Receivables Trust, 2020-4 A-3	07/15/2024	0.48%	4,640,000	4,648,879
Sierra Receivables Funding LLC, 2018-3A A (a)	09/20/2035	3.69%	1,170,796	1,222,296
SoFi Professional Loan Program LLC
Series 2016-C A2B (a)	12/27/2032	2.36%	598,342	605,077
Series 2016-D A2B (a)	04/25/2033	2.34%	664,778	677,092
Series 2015-C A2 (a)	08/25/2033	2.51%	450,106	451,112
Series 2016-A A2 (a)	12/26/2036	2.76%	1,241,858	1,259,947
Synchrony Card Issuance Trust, 2018-A1 A	09/15/2024	3.38%	2,935,000	2,976,418
Tesla Auto Lease Trust
Series 2020-A A2 (a)	05/20/2023	0.55%	2,434,259	2,437,769
Series 2021-A B (a)	03/20/2025	1.02%	2,900,000	2,896,895
Toyota Auto Receivables Owner Trust, 2020-B A2	12/15/2022	1.38%	3,375,078	3,387,760
Tricon American Homes Trust
Series 2017-SFR1 A (a)	09/19/2034	2.72%	2,796,487	2,814,613
Series 2017-SFR2 A (a)	01/18/2036	2.93%	494,668	506,335
Series 2017-SFR2 B (a)	01/18/2036	3.28%	650,000	663,386
Verizon Owner Trust
Series 2018-1A A1B (1 Month LIBOR USD + 0.260%) (a)(c)	09/20/2022	0.37%	302,211	302,264
Series 2018-A A1A	04/20/2023	3.23%	2,866,506	2,894,674
Series 2019-B A1A	12/20/2023	2.33%	2,597,000	2,636,478
Series 2019-C A1A	04/20/2024	1.94%	705,000	717,129
Series 2020-A A1A	07/20/2024	1.85%	6,765,000	6,900,385
TOTAL ASSET BACKED SECURITIES (Cost $123,837,635)				125,220,184

CORPORATE BONDS: 24.62%
Agriculture: 0.41%
BAT Capital Corp.	08/15/2024	3.22%	1,125,000	1,197,520
BAT International Finance PLC (b)	03/25/2026	1.67%	4,085,000	4,041,808
				5,239,328
Auto Manufacturers: 0.46%
General Motors Financial Co., Inc.	06/20/2025	2.75%	3,845,000	4,012,294
Volkswagen Group of America Finance LLC (a)	11/24/2025	1.25%	1,800,000	1,772,796
				5,785,090
Banks: 13.25%
Banco Santander SA (b)	02/23/2023	3.13%	2,800,000	2,929,310
Banco Santander SA (b)	05/28/2025	2.75%	1,015,000	1,060,100
Bank of America Corp.	10/21/2022	2.50%	3,680,000	3,722,793
Bank of America Corp.	01/11/2023	3.30%	4,240,000	4,454,257
Bank of America Corp. (3 Month LIBOR USD + 0.930%) (c)	07/21/2023	2.82%	2,150,000	2,213,259
Bank of America Corp. (SOFR + 0.740%) (c)	10/24/2024	0.81%	7,665,000	7,683,617
Bank of America Corp. (SOFR + 1.150%) (c)	06/19/2026	1.32%	6,095,000	6,074,013
Bank of America Corp. (SOFR + 1.010%) (c)	10/24/2026	1.20%	3,925,000	3,870,047
Bank of Montreal (b)	03/26/2022	2.90%	1,770,000	1,815,807
Bank of New York Mellon Corp.	02/07/2022	2.60%	1,000,000	1,017,930
Bank of New York Mellon Corp.	10/24/2024	2.10%	1,200,000	1,262,393
Barclays PLC (1 Year CMT Rate + 0.800%) (b)(c)	12/10/2024	1.01%	3,025,000	3,026,043
BNP Paribas SA (3 Month LIBOR USD + 1.111%) (a)(b)(c)	11/19/2025	2.82%	3,640,000	3,831,317
Citigroup, Inc.	01/14/2022	4.50%	2,515,000	2,596,810
Citigroup, Inc. (3 Month LIBOR USD + 0.722%) (c)	01/24/2023	3.14%	5,735,000	5,849,194
Citigroup, Inc. (3 Month LIBOR USD + 1.023%) (c)	06/01/2024	4.04%	4,140,000	4,434,977
Citigroup, Inc. (SOFR + 0.686%) (c)	10/30/2024	0.78%	4,880,000	4,876,441
Citigroup, Inc. (SOFR + 0.765%) (c)	01/28/2027	1.12%	1,610,000	1,574,146
Cooperatieve Rabobank UA (b)	11/09/2022	3.95%	2,130,000	2,242,633
Credit Suisse AG (b)	05/05/2023	1.00%	2,610,000	2,622,993
Danske Bank A/S (1 Year CMT Rate + 1.730%) (a)(b)(c)	01/12/2023	5.00%	2,895,000	2,986,521
Goldman Sachs Group, Inc.	01/22/2023	3.63%	3,685,000	3,885,395
Goldman Sachs Group, Inc.	02/23/2023	3.20%	4,935,000	5,163,997
Goldman Sachs Group, Inc. (SOFR + 0.572%) (c)	03/08/2024	0.67%	16,870,000	16,856,130
Goldman Sachs Group, Inc.	04/01/2025	3.50%	1,925,000	2,084,829
HSBC Bank Canada (a)(b)	09/10/2023	1.65%	2,000,000	2,036,857
HSBC Holdings PLC (SOFR + 1.538%) (b)(c)	04/18/2026	1.65%	750,000	750,178
HSBC Holdings PLC (SOFR + 1.929%) (b)(c)	06/04/2026	2.10%	4,900,000	4,980,766
Huntington National Bank	04/01/2022	3.13%	1,735,000	1,778,476
ING Groep NV (b)	04/09/2024	3.55%	3,095,000	3,331,563
JP Morgan Chase & Co.	09/23/2022	3.25%	1,565,000	1,632,720
JP Morgan Chase & Co.	01/25/2023	3.20%	8,345,000	8,765,362
JP Morgan Chase & Co. (SOFR + 0.600%) (c)	09/16/2024	0.65%	450,000	450,854
JP Morgan Chase & Co. (SOFR + 0.800%) (c)	11/19/2026	1.05%	2,000,000	1,952,565
JP Morgan Chase & Co. (SOFR + 0.695%) (c)	02/04/2027	1.04%	2,120,000	2,066,631
Mitsubishi UFJ Financial Group, Inc. (1 Year CMT Rate + 0.680%) (b)(c)	09/15/2024	0.85%	3,025,000	3,027,928
Morgan Stanley	11/01/2022	4.88%	1,900,000	2,025,638
Morgan Stanley	01/23/2023	3.13%	7,925,000	8,297,578
Morgan Stanley (SOFR + 0.455%) (c)	01/25/2024	0.53%	4,700,000	4,691,268
National Bank of Canada (a)(b)	10/07/2022	2.15%	1,600,000	1,639,897
NatWest Markets PLC (a)(b)	05/21/2023	2.38%	3,345,000	3,468,560
Royal Bank of Canada (b)	11/01/2024	2.25%	1,855,000	1,945,699
Santander UK PLC (b)	01/13/2023	2.10%	1,778,000	1,827,616
State Street Corp. (SOFR + 2.690%) (c)	03/30/2023	2.83%	2,010,000	2,059,268
Svenska Handelsbanken AB (a)(b)	06/30/2023	0.63%	1,860,000	1,866,408
Truist Financial Corp.	08/05/2025	1.20%	2,565,000	2,558,414
UBS AG/London (a)(b)	04/21/2022	1.75%	1,750,000	1,774,167
UBS Group AG (1 Year CMT Rate + 0.830%) (a)(b)(c)	07/30/2024	1.01%	600,000	603,461
Wells Fargo & Co.	02/13/2023	3.45%	4,195,000	4,418,488
Wells Fargo & Co. (SOFR + 1.600%) (c)	06/02/2024	1.65%	2,375,000	2,426,066
				168,511,380
Biotechnology: 0.36%
Gilead Sciences, Inc.	09/29/2023	0.75%	1,650,000	1,651,802
Royalty Pharma PLC (a)(b)	09/02/2023	0.75%	2,975,000	2,971,906
				4,623,708
Chemicals: 0.15%
DuPont de Nemours, Inc.	11/15/2023	4.21%	1,765,000	1,917,221

Computers: 0.10%
Apple, Inc.	05/03/2023	2.40%	1,175,000	1,227,471

Diversified Financial Services: 1.78%
AerCap Ireland Capital/Global Aviation Trust (b)	01/15/2025	3.50%	1,945,000	2,039,016
Air Lease Corp.	07/03/2023	3.88%	1,855,000	1,971,726
Air Lease Corp.	02/01/2024	4.25%	925,000	1,003,431
American Express Co.	05/20/2022	2.75%	505,000	517,568
American Express Co.	07/30/2024	2.50%	2,000,000	2,111,222
Capital One Bank	02/15/2023	3.38%	1,700,000	1,785,533
CDP Financial, Inc. (a)(b)	03/07/2022	2.75%	2,190,000	2,240,352
GE Capital International Funding Co. Unlimited Co. (b)	11/15/2025	3.37%	8,205,000	8,892,949
OMERS Finance Trust (a)(b)	05/02/2024	2.50%	1,930,000	2,042,100
				22,603,897
Electric: 0.72%
Eversource Energy	08/15/2025	0.80%	350,000	341,053
Exelon Generation Co. LLC	03/15/2022	3.40%	620,000	635,562
Exelon Generation Co. LLC	06/01/2025	3.25%	810,000	864,481
Nextera Energy Capital Holdings, Inc.	04/01/2022	2.90%	3,100,000	3,177,984
Southern California Edison Co.	04/01/2024	1.10%	3,415,000	3,414,687
Southern California Edison Co.	02/01/2026	1.20%	700,000	689,626
				9,123,393
Insurance: 0.77%
American International Group, Inc.	06/30/2025	2.50%	665,000	697,465
Aon Corp.	11/15/2022	2.20%	1,660,000	1,704,295
Equitable Financial Life Global (a)	07/07/2025	1.40%	2,435,000	2,432,742
Metropolitan Life Global Funding I (a)	07/02/2025	0.95%	3,155,000	3,118,860
Voya Financial, Inc.	07/15/2024	3.13%	1,765,000	1,886,034
				9,839,396
Media: 0.65%
Comcast Corp.	04/15/2024	3.70%	7,625,000	8,326,852

Miscellaneous Manufacturing: 0.13%
Parker-Hannifin Corp.	06/14/2024	2.70%	1,540,000	1,631,650

Oil & Gas: 1.26%
Atmos Energy Corp. (3 Month LIBOR USD + 0.380%) (c)	03/09/2023	0.57%	1,035,000	1,035,113
Chevron Corp.	05/11/2023	1.14%	2,485,000	2,526,368
Diamondback Energy, Inc.	12/01/2024	2.88%	1,865,000	1,966,551
ONE Gas, Inc.	03/11/2024	1.10%	6,005,000	6,002,828
Phillips 66	02/15/2024	0.90%	2,280,000	2,280,549
Saudi Arabian Oil Co. (a)(b)	04/16/2022	2.75%	2,150,000	2,203,387
				16,014,796
Packaging & Containers: 0.13%
Berry Global, Inc. (a)	02/15/2024	0.95%	1,655,000	1,647,205

Pharmaceuticals: 1.07%
AbbVie, Inc.	11/06/2022	2.90%	1,015,000	1,052,634
AbbVie, Inc.	11/21/2022	2.30%	1,805,000	1,857,172
AbbVie, Inc.	11/21/2024	2.60%	4,460,000	4,708,995
Bristol-Myers Squibb Co.	11/13/2023	0.54%	1,855,000	1,855,163
CVS Health Corp.	08/12/2024	3.38%	3,880,000	4,174,105
				13,648,069
Pipelines: 0.48%
Energy Transfer Operating LP	05/15/2025	2.90%	790,000	821,786
MPLX LP	03/01/2026	1.75%	2,935,000	2,938,174
ONEOK, Inc.	09/01/2024	2.75%	775,000	813,002
TransCanada PipeLines Ltd. (b)	08/01/2022	2.50%	1,500,000	1,542,241
				6,115,203
Real Estate Investment Trusts: 0.78%
American Tower Corp.	09/15/2025	1.30%	4,860,000	4,837,039
Camden Property Trust	12/15/2022	2.95%	1,457,000	1,508,788
Crown Castle International Corp.	07/15/2025	1.35%	1,760,000	1,755,613
Highwoods Realty LP	06/15/2021	3.20%	474,000	474,354
Kilroy Realty LP	01/15/2023	3.80%	1,300,000	1,356,463
				9,932,257
Telecommunications: 1.99%
NTT Finance Corp. (a)(b)	04/03/2026	1.16%	2,695,000	2,658,171
T-Mobile USA, Inc. (a)	04/15/2025	3.50%	5,770,000	6,228,196
Verizon Communications, Inc.	09/15/2023	5.15%	2,895,000	3,210,719
Verizon Communications, Inc.	11/01/2024	3.50%	3,085,000	3,348,343
Verizon Communications, Inc.	11/20/2025	0.85%	7,715,000	7,546,792
Verizon Communications, Inc.	03/20/2026	1.45%	2,290,000	2,290,443
				25,282,664
Transportation: 0.13%
Burlington Northern Santa Fe LLC	09/01/2024	3.40%	1,580,000	1,712,025
TOTAL CORPORATE BONDS (Cost $308,824,032)				313,181,605

MORTGAGE BACKED SECURITIES: 11.42%
ACRE Commercial Mortgage Trust, 2021-FL4 A (1 Month LIBOR USD + 0.830%) (a)(b)(c)	12/18/2037	0.94%	2,450,000	2,442,372
Alen Mortgage Trust, 2021-ACEN A (1 Month LIBOR USD + 1.150%) (a)(c)	04/15/2038	1.26%	3,150,000	3,150,937
Angel Oak Mortgage Trust, 2020-1 M1 (a)(d)	12/25/2059	3.16%	1,415,000	1,446,185
Barclays Commercial Mortgage Securities LLC, 2015-VFM A1 (a)	03/12/2036	2.47%	1,216,787	1,198,735
BHP Trust, 2019-BXHP A (1 Month LIBOR USD + 0.975%) (a)(c)	08/15/2036	1.08%	2,366,383	2,365,673
BX Commercial Mortgage Trust
Series 2020-FOX A (1 Month LIBOR USD + 1.000%) (a)(c)	11/15/2032	1.11%	5,000,000	5,008,024
Series 2019-XL A (1 Month LIBOR USD + 0.920%) (a)(c)	10/15/2036	1.03%	2,821,534	2,823,304
Citigroup Commercial Mortgage Trust, 2019-PRM B (a)	05/10/2035	3.64%	2,100,000	2,217,148
Comm Mortgage Trust
Series 2013-CR6 A4	03/10/2046	3.10%	615,000	633,069
Series 2013-CR10 A4 (d)	08/10/2046	4.21%	615,000	660,904
Series 2014-UBS2 AM	03/12/2047	4.20%	2,450,000	2,639,530
Series 2014-CR19 A5	08/12/2047	3.80%	1,380,133	1,500,302
Series 2014-LC17 A5	10/11/2047	3.92%	724,000	790,988
Series 2014-CR21 A3	12/10/2047	3.53%	1,667,519	1,778,658
Series 2015-CR27 AM	10/13/2048	3.98%	2,000,000	2,193,025
Connecticut Avenue Securities Trust
Series 2020-R02 2M1 (1 Month LIBOR USD + 0.750%) (a)(c)	01/25/2040	0.86%	668,130	667,917
Series 2020-R01 1M1 (1 Month LIBOR USD + 0.800%) (a)(c)	01/25/2040	0.91%	122,589	122,589
Credit Suisse Mortgage Capital Certificates, 2019-ICE4 A (1 Month LIBOR USD + 0.980%) (a)(c)	05/15/2036	1.09%	3,500,000	3,503,255
Fannie Mae Aces
Series 2017-M7 A1	02/25/2027	2.60%	3,404,894	3,567,977
Series 2019-M6 A1	08/25/2028	3.30%	5,500,992	5,963,196
Fannie Mae Connecticut Avenue Securities
Series 2014-C02 1M2 (1 Month LIBOR USD + 2.600%) (c)	05/28/2024	2.71%	1,217,157	1,196,689
Series 2014-C03 1M2 (1 Month LIBOR USD + 3.000%) (c)	07/25/2024	3.11%	1,360,349	1,341,119
Series 2017-C02 2ED4 (1 Month LIBOR USD + 0.850%) (c)	09/25/2029	0.96%	887,387	866,404
Series 2017-C02 2ED3 (1 Month LIBOR USD + 1.350%) (c)	09/25/2029	1.46%	1,085,968	1,087,593
Series 2017-C05 1M2 (1 Month LIBOR USD + 2.200%) (c)	01/25/2030	2.31%	1,841,376	1,859,246
Series 2018-C01 1EB1 (1 Month LIBOR USD + 0.450%) (c)	07/25/2030	0.56%	1,738,000	1,721,929
FHLMC Multifamily Structured Pass Through Certificates
Series K059 A1	09/25/2025	2.76%	1,764,849	1,875,145
Series KC06 A1	02/25/2026	2.17%	4,085,000	4,216,767
Freddie Mac STACR Trust
Series 2018-DNA2 M2A (1 Month LIBOR USD + 2.150%) (a)(c)	12/26/2030	2.26%	1,900,000	1,912,601
Series 2018-DNA3 M2A (1 Month LIBOR USD + 2.100%) (a)(c)	09/25/2048	2.21%	1,950,000	1,954,918
Series 2020-DNA2 M1 (1 Month LIBOR USD + 0.750%) (a)(c)	02/25/2050	0.86%	54,793	54,778
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA2 M1 (1 Month LIBOR USD + 1.200%) (c)	10/25/2029	1.31%	580,079	580,813
Series 2018-HRP2 M3 (1 Month LIBOR USD + 2.400%) (a)(c)	02/25/2047	2.51%	2,000,000	2,015,063
Series 2019-HRP1 M2 (1 Month LIBOR USD + 1.400%) (a)(c)	02/25/2049	1.51%	947,596	941,039
Series 2020-HQA2 M1 (1 Month LIBOR USD + 1.100%) (a)(c)	03/25/2050	1.21%	256,900	257,021
FRESB Multifamily Mortgage Pass Through Certificates
Series 2016-SB17 A7F (d)	05/25/2023	2.15%	1,310,760	1,325,823
Series 2016-SB22 A7F (d)	09/25/2023	1.98%	3,372,198	3,443,144
Series 2017-SB32 A7F (d)	04/25/2024	2.44%	2,505,086	2,560,082
Series 2019-SB67 A5F (d)	07/25/2024	2.09%	3,466,146	3,545,660
Series 2019-SB69 A5F (d)	10/25/2024	2.25%	5,128,783	5,283,171
Series 2016-SB23 A10F (d)	09/25/2026	2.31%	1,762,188	1,810,134
GCT Commercial Mortgage Trust, 2021-GCT A (1 Month LIBOR USD + 0.800%) (a)(c)	02/15/2038	0.91%	3,850,000	3,850,725
GS Mortgage Securities Trust
Series 2017-SLP A (a)	10/12/2032	3.42%	3,000,000	3,066,508
Series 2019-600C A (a)	09/12/2034	2.94%	2,065,000	2,120,138
Series 2013-GC16 B (d)	11/10/2046	5.16%	206,000	221,076
Series 2015-GC28 A5	02/10/2048	3.40%	1,000,000	1,077,580
Series 2015-GC28 AS	02/12/2048	3.76%	1,985,000	2,147,147
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2018-BCON A (a)	01/07/2031	3.73%	3,630,000	3,764,580
Series 2010-C2 A3 (a)	11/15/2043	4.07%	1,170,919	1,173,847
Series 2013-C15 A-S	11/17/2045	4.42%	3,325,000	3,586,786
Series 2013-C13 A4 (d)	01/18/2046	3.99%	513,180	546,334
Series 2014-C23 ASB	09/17/2047	3.66%	2,063,412	2,168,253
Series 2014-C22 AS	09/17/2047	4.11%	3,650,000	3,920,807
Series 2013-C10 AS	12/17/2047	3.37%	200,000	207,760
Series 2016-JP3 A-5	08/15/2049	2.87%	1,000,000	1,054,791
JP Morgan Mortgage Trust
Series 2017-2 A5 (a)(d)	05/25/2047	3.50%	187,475	187,866
Series 2018-1 A5 (a)(d)	06/25/2048	3.50%	93,916	93,941
Series 2018-5 A5 (a)(d)	10/25/2048	3.50%	173,548	173,445
KKR Industrial Portfolio Trust, 2020-AIP D (1 Month LIBOR USD + 2.030%) (a)(c)	03/16/2037	2.14%	1,398,098	1,399,414
Ladder Capital Commercial Mortgage Trust, 2013-GCP A1 (a)	02/15/2036	3.57%	2,346,545	2,511,217
Merit, 2020-HILL A (1 Month LIBOR USD + 1.150%) (a)(c)	08/17/2037	1.26%	6,300,000	6,319,746
Morgan Stanley Capital I Trust, 2017-CLS A (1 Month LIBOR USD + 0.700%) (a)(c)	11/15/2034	0.81%	2,785,000	2,785,880
Natixis Commercial Mortgage Securities Trust, 2018-285M A (a)(d)	11/15/2032	3.79%	1,000,000	1,033,796
New Residential Mortgage Loan Trust
Series 2015-1A A3 (a)(d)	05/28/2052	3.75%	600,239	633,728
Series 2014-2A A3 (a)(d)	05/25/2054	3.75%	570,804	604,785
Series 2016-1A A1 (a)(d)	03/25/2056	3.75%	1,180,531	1,246,505
Series 2017-1A A1 (a)(d)	02/25/2057	4.00%	1,617,154	1,734,069
Series 2017-2A A3 (a)(d)	03/25/2057	4.00%	1,757,753	1,875,542
OBX Trust, 2018-1 A2 (1 Month LIBOR USD + 0.650%) (a)(c)	06/25/2057	0.76%	1,133,031	1,135,296
Sequoia Mortgage Trust
Series 2017-1 A4 (a)(d)	02/25/2047	3.50%	547,726	549,618
Series 2019-5 A4 (a)(d)	12/25/2049	3.50%	376,244	380,757
Series 2020-1 A4 (a)(d)	02/25/2050	3.50%	674,301	678,514
Series 2020-2 A4 (a)(d)	03/25/2050	3.50%	920,244	932,792
Shellpoint Co-Originator Trust, 2017-2 A4 (a)(d)	10/25/2047	3.50%	25,981	25,981
UBS Commercial Mortgage Trust, 2012-C1 A3	05/12/2045	3.40%	1,009,921	1,025,701
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 B (a)(d)	03/12/2046	3.65%	265,000	269,014
Series 2013-C6 B (a)(d)	04/12/2046	3.88%	700,000	706,824
Verus Securitization Trust, 2020-1 A3 (a)(c)	01/25/2060	2.72%	1,804,621	1,820,655
Wells Fargo Commercial Mortgage Trust, 2012-LC5 AS	10/17/2045	3.54%	650,000	673,191
WFRBS Commercial Mortgage Trust
Series 2011-C3 A4 (a)	03/17/2044	4.38%	139,281	139,159
Series 2013-C13 AS	05/17/2045	3.35%	650,000	677,992
Series 2013-C14 A5	06/15/2046	3.34%	727,218	764,904
Series 2014-C24 A5	11/18/2047	3.61%	1,000,000	1,078,205
Series 2014-C22 AS (d)	09/17/2057	4.07%	350,000	380,237
TOTAL MORTGAGE BACKED SECURITIES (Cost $143,333,117)				145,268,033

MUNICIPAL BONDS: 0.54%
Miami Dade County Florida Aviation Refunding Taxable Series B	10/01/2023	2.37%	1,350,000	1,410,163
Nebraska Public Power District	01/01/2024	2.22%	1,700,000	1,759,715
Pennsylvania State University	09/01/2023	1.35%	2,945,000	3,013,063
Water Works Board of the City of Birmingham	01/01/2024	2.20%	695,000	726,259
TOTAL MUNICIPAL BONDS (Cost $6,693,518)				6,909,200

U.S. GOVERNMENT AGENCY ISSUES: 7.70%
Federal Farm Credit Banks	06/26/2023	1.77%	5,135,000	5,314,782
Federal Farm Credit Banks	07/17/2023	2.88%	10,985,000	11,653,431
Federal Home Loan Banks	06/10/2022	2.13%	14,115,000	14,450,591
Federal Home Loan Banks	06/10/2022	2.75%	6,015,000	6,204,189
Federal Home Loan Banks	06/09/2023	3.25%	15,200,000	16,176,541
Federal Home Loan Banks	09/08/2023	3.38%	9,000,000	9,679,782
Federal Home Loan Mortgage Corp.	05/19/2023	0.25%	7,210,000	7,209,815
Federal Home Loan Mortgage Corp.	07/20/2023	0.41%	6,725,000	6,729,589
Federal Home Loan Mortgage Corp.	09/08/2023	0.25%	2,000,000	1,999,519
Federal National Mortgage Association	04/12/2022	2.25%	3,500,000	3,577,533
Federal National Mortgage Association	09/06/2022	1.38%	5,855,000	5,962,347
Federal National Mortgage Association	07/10/2023	0.25%	9,000,000	9,006,471
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $94,931,276)				97,964,590

U.S. GOVERNMENT NOTES: 31.85%
United States Treasury Note	03/31/2022	1.88%	955,000	971,899
United States Treasury Note	05/15/2022	1.75%	53,910,000	54,897,648
United States Treasury Note	07/15/2022	1.75%	10,935,000	11,165,233
United States Treasury Note	08/15/2022	1.50%	15,135,000	15,422,329
United States Treasury Note	09/15/2022	1.50%	6,785,000	6,919,905
United States Treasury Note	10/15/2022	1.38%	18,295,000	18,642,319
United States Treasury Note	10/31/2022	2.00%	5,210,000	5,362,840
United States Treasury Note	11/30/2022	0.13%	46,625,000	46,612,251
United States Treasury Note	03/31/2023	1.50%	33,780,000	34,674,642
United States Treasury Note	09/30/2023	2.88%	36,730,000	39,133,232
United States Treasury Note	12/31/2023	2.63%	10,545,000	11,216,008
United States Treasury Note	01/31/2024	2.25%	20,140,000	21,235,899
United States Treasury Note	02/15/2024	2.75%	5,000,000	5,346,484
United States Treasury Note	02/29/2024	2.38%	2,265,000	2,398,423
United States Treasury Note	03/31/2024	2.13%	4,320,000	4,546,463
United States Treasury Note	04/30/2024	2.00%	11,530,000	12,099,294
United States Treasury Note	06/30/2024	1.75%	1,885,000	1,964,965
United States Treasury Note	09/30/2024	1.50%	16,795,000	17,368,392
United States Treasury Note	11/15/2024	2.25%	12,000,000	12,730,313
United States Treasury Note	01/31/2025	1.38%	3,260,000	3,353,088
United States Treasury Note	02/15/2025	7.63%	1,500,000	1,904,121
United States Treasury Note	05/15/2025	2.13%	17,555,000	18,576,070
United States Treasury Note	05/31/2025	0.25%	12,575,000	12,333,324
United States Treasury Note	07/31/2025	0.25%	33,770,000	33,019,409
United States Treasury Note	10/31/2025	0.25%	3,175,000	3,090,168
United States Treasury Note	01/31/2026	0.38%	10,490,000	10,224,472
TOTAL U.S. GOVERNMENT NOTES (Cost $402,500,220)				405,209,191

SHORT TERM INVESTMENT: 5.24%
MONEY MARKET FUND: 5.24%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 0.03% (e)(f)			66,686,906	66,686,906
TOTAL MONEY MARKET FUND (Cost $66,686,906)				66,686,906
TOTAL SHORT TERM INVESTMENT (Cost $66,686,906)				66,686,906

TOTAL INVESTMENTS (Cost $1,146,806,704): 91.21%				1,160,439,709
Other Assets in Excess of Liabilities: 8.79% (g)				111,820,127
TOTAL NET ASSETS: 100.00%				$1,272,259,836

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2021, the value of these securities total $170,280,299 which represents 13.38% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2021.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2021.
(e)	The rate quoted is the annualized seven-day effective yield as of March 31, 2021.
(f)	All or a portion of this security is held by LCMFS Fund Limited and pledged as collateral for derivative contracts. At March 31, 2021, the value of this security totals $12,453.
(g)	Includes assets pledged as collateral for derivative contracts. At March 31, 2021, the value of these assets totals $70,356,429.

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Forward Currency Contracts
March 31, 2021 (Unaudited)

			Currency to be Received		Currency to be Delivered
Notional	Counterparty	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
Amount	Abbreviation	Settlement Date	Abbreviation	March 31, 2021	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
$6,380,919	DB	04/06/2021	AUD	$6,365,273	USD	$6,380,919	$–	$(15,646)
135,833,831	DB	04/21/2021	AUD	134,038,522	USD	135,833,831	–	(1,795,309)
20,404,537	BAML	06/18/2021	AUD	20,005,775	USD	20,404,537	–	(398,762)
33,065,000	DB	04/22/2021	BRL	32,755,071	USD	33,065,000	–	(309,929)
108,902,873	DB	04/21/2021	CAD	108,519,751	USD	108,902,873	–	(383,122)
30,651,717	BAML	06/18/2021	CAD	30,577,667	USD	30,651,717	–	(74,050)
5,208,865	DB	04/06/2021	CHF	5,195,791	USD	5,208,865	–	(13,074)
86,189,196	DB	04/21/2021	CHF	84,828,581	USD	86,189,196	–	(1,360,615)
2,465,520	DB	05/19/2021	CHF	2,457,965	USD	2,465,520	–	(7,555)
37,183,245	BAML	06/18/2021	CHF	36,505,063	USD	37,183,245	–	(678,182)
4,184,621	DB	04/21/2021	CLP	4,184,250	USD	4,184,621	–	(371)
45,080	DB	04/21/2021	COP	44,775	USD	45,080	–	(305)
30,504,254	DB	04/21/2021	EUR	30,081,064	NOK	30,504,254	–	(423,190)
5,779,736	DB	05/19/2021	EUR	5,775,705	NOK	5,779,736	–	(4,031)
11,660,011	DB	04/21/2021	EUR	11,485,710	PLN	11,660,011	–	(174,301)
28,037,334	DB	04/21/2021	EUR	27,605,594	SEK	28,037,334	–	(431,740)
22,867,765	DB	04/06/2021	EUR	22,835,304	USD	22,867,765	–	(32,461)
237,316,461	DB	04/21/2021	EUR	232,494,710	USD	237,316,461	–	(4,821,751)
50,780,894	BAML	06/18/2021	EUR	49,951,632	USD	50,780,894	–	(829,262)
23,244,127	DB	04/06/2021	GBP	23,271,157	USD	23,244,127	27,030	–
184,451,533	DB	04/21/2021	GBP	183,573,266	USD	184,451,533	–	(878,267)
77,987,767	BAML	06/18/2021	GBP	77,179,649	USD	77,987,767	–	(808,118)
13,211,418	DB	04/21/2021	ILS	13,106,657	USD	13,211,418	–	(104,761)
8,264,578	DB	04/22/2021	INR	8,226,493	USD	8,264,578	–	(38,085)
62,590,623	DB	04/21/2021	JPY	61,427,414	USD	62,590,623	–	(1,163,209)
46,987,915	BAML	06/18/2021	JPY	46,370,944	USD	46,987,915	–	(616,971)
3,046,209	DB	04/21/2021	KRW	3,047,964	USD	3,046,209	1,755	–
2,864,458	DB	04/05/2021	MXN	2,884,965	USD	2,864,458	20,507	–
1,736,719	DB	04/06/2021	MXN	1,737,631	USD	1,736,719	912	–
56,342,386	DB	04/21/2021	MXN	57,096,315	USD	56,342,386	753,929	–
25,104,458	BAML	06/18/2021	MXN	25,823,879	USD	25,104,458	719,421	–
30,733,673	DB	04/21/2021	NOK	30,625,790	EUR	30,733,673	–	(107,883)
2,976,243	DB	05/19/2021	NOK	2,974,504	EUR	2,976,243	–	(1,739)
6,753,468	DB	04/06/2021	NOK	6,751,966	USD	6,753,468	–	(1,502)
1,332,013	DB	04/07/2021	NOK	1,328,181	USD	1,332,013	–	(3,832)
38,771,761	DB	04/21/2021	NOK	38,614,502	USD	38,771,761	–	(157,259)
3,309,533	DB	04/06/2021	NZD	3,303,432	USD	3,309,533	–	(6,101)
60,172,396	DB	04/21/2021	NZD	58,831,183	USD	60,172,396	–	(1,341,213)
39,426,479	BAML	06/18/2021	NZD	38,305,204	USD	39,426,479	–	(1,121,275)
14,638,189	DB	04/21/2021	PLN	14,319,328	EUR	14,638,189	–	(318,861)
27,450,663	DB	04/21/2021	PLN	26,660,502	USD	27,450,663	–	(790,161)
56,058,846	DB	04/21/2021	RUB	55,399,787	USD	56,058,846	–	(659,059)
41,507,111	DB	04/21/2021	SEK	40,709,369	EUR	41,507,111	–	(797,742)
2,564,872	DB	04/06/2021	SEK	2,560,414	USD	2,564,872	–	(4,458)
55,154,306	DB	04/21/2021	SEK	53,631,837	USD	55,154,306	–	(1,522,469)
11,894,493	DB	04/21/2021	SGD	11,863,107	USD	11,894,493	–	(31,386)
647,352	DB	05/19/2021	SGD	646,579	USD	647,352	–	(773)
4,363,750	DB	04/06/2021	ZAR	4,359,182	USD	4,363,750	–	(4,568)
29,817,530	DB	04/21/2021	ZAR	30,425,586	USD	29,817,530	608,056	–
Total Purchase Contracts				1,770,764,990		1,790,866,728	2,131,610	(22,233,348)

Sale Contracts:
$6,382,937	DB	04/06/2021	USD	$6,365,273	AUD	$6,382,937	$17,664	$–
88,682,868	DB	04/21/2021	USD	87,556,136	AUD	88,682,868	1,126,732	–
8,225,851	BAML	06/18/2021	USD	8,122,360	AUD	8,225,851	103,491	–
39,024,264	DB	04/22/2021	USD	39,513,321	BRL	39,024,264	–	(489,057)
91,582,914	DB	04/21/2021	USD	91,792,573	CAD	91,582,914	–	(209,659)
26,218	BAML	06/18/2021	USD	26,262	CAD	26,218	–	(44)
5,203,877	DB	04/06/2021	USD	5,195,791	CHF	5,203,877	8,086	–
86,629,800	DB	04/21/2021	USD	84,828,581	CHF	86,629,800	1,801,219	–
2,018,594	DB	05/19/2021	USD	2,012,989	CHF	2,018,594	5,605	–
106,638,125	BAML	06/18/2021	USD	105,126,353	CHF	106,638,125	1,511,772	–
2,579,545	DB	04/21/2021	USD	2,587,738	CLP	2,579,545	–	(8,193)
44,797	DB	04/21/2021	USD	44,775	COP	44,797	22	–
30,733,673	DB	04/21/2021	NOK	30,081,064	EUR	30,733,673	652,609	–
2,976,243	DB	05/19/2021	NOK	2,970,027	EUR	2,976,243	6,216	–
14,638,189	DB	04/21/2021	PLN	14,442,196	EUR	14,638,189	195,993	–
41,507,111	DB	04/21/2021	SEK	40,980,170	EUR	41,507,111	526,941	–
22,842,513	DB	04/06/2021	USD	22,835,304	EUR	22,842,513	7,209	–
273,279,781	DB	04/21/2021	USD	269,955,255	EUR	273,279,781	3,324,526	–
70,299,502	BAML	06/18/2021	USD	69,645,424	EUR	70,299,502	654,078	–
23,276,400	DB	04/06/2021	USD	23,271,157	GBP	23,276,400	5,243	–
122,635,981	DB	04/21/2021	USD	121,476,834	GBP	122,635,981	1,159,147	–
45,781,396	BAML	06/18/2021	USD	45,687,264	GBP	45,781,396	94,132	–
9,602,170	DB	04/21/2021	USD	9,516,611	ILS	9,602,170	85,559	–
5,911,221	DB	04/22/2021	USD	5,920,304	INR	5,911,221	–	(9,083)
174,332,036	DB	04/21/2021	USD	170,443,006	JPY	174,332,036	3,889,030	–
156,891,883	BAML	06/18/2021	USD	153,862,369	JPY	156,891,883	3,029,514	–
3,037,990	DB	04/21/2021	USD	3,047,964	KRW	3,037,990	–	(9,974)
2,868,804	DB	04/05/2021	USD	2,884,965	MXN	2,868,804	–	(16,161)
1,737,079	DB	04/06/2021	USD	1,737,631	MXN	1,737,079	–	(552)
33,325,943	DB	04/21/2021	USD	34,264,916	MXN	33,325,943	–	(938,973)
131,633	BAML	06/18/2021	USD	133,124	MXN	131,633	–	(1,491)
30,504,254	DB	04/21/2021	EUR	30,484,093	NOK	30,504,254	20,161	–
5,779,735	DB	05/19/2021	EUR	5,788,101	NOK	5,779,735	–	(8,366)
6,744,660	DB	04/06/2021	USD	6,751,966	NOK	6,744,660	–	(7,306)
1,331,002	DB	04/07/2021	USD	1,328,181	NOK	1,331,002	2,821	–
36,966,374	DB	04/21/2021	USD	36,867,747	NOK	36,966,374	98,627	–
3,305,965	DB	04/06/2021	USD	3,303,432	NZD	3,305,965	2,533	–
41,636,454	DB	04/21/2021	USD	40,470,881	NZD	41,636,454	1,165,573	–
26,679,364	BAML	06/18/2021	USD	26,691,028	NZD	26,679,364	–	(11,664)
11,660,011	DB	04/21/2021	EUR	11,381,012	PLN	11,660,011	278,999	–
29,841,172	DB	04/21/2021	USD	29,079,813	PLN	29,841,172	761,359	–
39,472,526	DB	04/21/2021	USD	39,268,329	RUB	39,472,526	204,197	–
28,037,334	DB	04/21/2021	EUR	27,412,905	SEK	28,037,334	624,429	–
2,564,296	DB	04/06/2021	USD	2,560,414	SEK	2,564,296	3,882	–
54,436,827	DB	04/21/2021	USD	53,631,837	SEK	54,436,827	804,990	–
1,146,490	DB	05/19/2021	USD	1,144,395	SEK	1,146,490	2,095	–
11,852,898	DB	04/21/2021	USD	11,863,107	SGD	11,852,898	–	(10,209)
511,866	DB	05/19/2021	USD	512,804	SGD	511,866	–	(938)
4,338,084	DB	04/06/2021	USD	4,359,182	ZAR	4,338,084	–	(21,098)
22,730,782	DB	04/21/2021	USD	23,003,443	ZAR	22,730,782	–	(272,661)
Total Sale Contracts				1,812,230,407		1,832,389,432	22,174,454	(2,015,429)
Net Forward Currency Contracts				$(41,465,417)		$(41,522,704)	$24,306,064	$(24,248,777)
Net Unrealized Appreciation							$57,287

Counterparty Abbreviations:
BAML	Bank of America Merrill Lynch
DB	Deutsche Bank

Currency Abbreviations:
AUD	AUSTRALIAN DOLLAR	ILS	ISRAELI NEW SHEQEL	RUB	RUSSIAN RUBLE
BRL	BRAZILIAN REAL	INR	INDIAN RUPEE	SEK	SWEDISH KRONA
CAD	CANADIAN DOLLAR	JPY	JAPANESE YEN	SGD	SINGAPORE DOLLAR
CHF	SWISS FRANC	KRW	SOUTH KOREAN WON	USD	U.S. DOLLAR
CLP	CHILEAN PESO	MXN	MEXICAN PESO	ZAR	SOUTH AFRICAN RAND
COP	COLOMBIAN PESO	NOK	NORWEGIAN KRONE
EUR	EURO	NZD	NEW ZEALAND DOLLAR
GBP	BRITISH POUND	PLN	POLISH ZLOTY

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Futures Contracts
March 31, 2021 (Unaudited)

					Value
Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Value At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
3 Mo Euro Euribor	1,411	Jun-22	$415,863,843	$415,973,863	$-	$(110,020)
90 Day Euro	3,290	Jun-22	820,114,750	820,706,021	-	(591,271)
90 Day Euro	375	Sep-22	93,403,125	93,450,831	-	(47,706)
90 Day Euro	136	Dec-22	33,830,000	33,854,251	-	(24,251)
90 Day Sterling	1,489	Jun-22	255,964,534	255,967,453	-	(2,919)
90 Day Sterling	630	Dec-21	108,424,149	108,562,045	-	(137,896)
Aluminum (a)(b)	382	Jun-21	21,093,563	19,728,404	1,365,159	-
Amsterdam Exchange Index	34	Apr-21	5,575,214	5,540,475	34,739	-
Australian 10 Yr Bond	333	Jun-21	34,933,255	34,962,580	-	(29,325)
Australian Dollar	55	Jun-21	4,180,825	4,190,358	-	(9,533)
Brent Crude (a)	361	Apr-21	22,649,140	23,284,408	-	(635,268)
Brent Crude (a)	70	May-21	4,361,700	4,449,599	-	(87,899)
Brent Crude (a)	25	Jun-21	1,548,000	1,576,598	-	(28,598)
Brent Crude (a)	13	Jul-21	799,370	813,985	-	(14,615)
Brent Crude (a)	8	Aug-21	488,400	496,239	-	(7,839)
Brent Crude (a)	5	Sep-21	303,150	307,116	-	(3,966)
British Pound	162	Jun-21	13,953,263	13,950,508	2,755	-
CAC 40 10 Euro Index	528	Apr-21	37,559,930	37,355,878	204,052	-
Canadian 10 Yr Bond	204	Jun-21	22,526,523	22,631,722	-	(105,199)
Cocoa (ICE) (a)	119	May-21	2,777,438	2,737,602	39,836	-
Coffee (a)	72	May-21	3,334,500	3,451,330	-	(116,830)
Copper (a)(b)	139	Jun-21	30,537,431	28,282,115	2,255,316	-
Copper (COMEX) (a)	118	May-21	11,786,725	11,949,432	-	(162,707)
Corn (a)	967	May-21	27,281,488	26,349,397	932,091	-
Cotton No.2 (a)	88	May-21	3,558,720	3,858,387	-	(299,667)
DAX Index	182	Jun-21	80,191,796	79,166,945	1,024,851	-
Dow Jones Industrial Average Mini E-Cbot Index	280	Jun-21	46,057,200	46,152,651	-	(95,451)
Euro-Bobl	1,142	Jun-21	180,902,935	180,791,487	111,448	-
Euro-BTP	209	Jun-21	36,595,158	36,725,904	-	(130,746)
Euro-Bund	489	Jun-21	98,220,913	98,373,576	-	(152,663)
Euro-Buxl 30 Yr Bond	8	Jun-21	1,932,992	1,933,770	-	(778)
Euro-OAT	131	Jun-21	24,879,447	24,896,437	-	(16,990)
Euro-Schatz	1,191	Jun-21	156,569,019	156,575,895	-	(6,876)
Euro-Stoxx 50 Index	723	Jun-21	32,778,464	32,384,389	394,075	-
FTSE 100 Index	230	Jun-21	21,179,329	21,129,740	49,589	-
FTSE China A50 Index	20	Apr-21	343,640	347,209	-	(3,569)
FTSE/JSE Top 40 Index	59	Jun-21	2,445,542	2,445,845	-	(303)
Gasoline RBOB (a)	166	Apr-21	13,663,028	13,814,110	-	(151,082)
Gasoline RBOB (a)	33	May-21	2,707,690	2,739,691	-	(32,001)
Gasoline RBOB (a)	7	Jun-21	569,625	577,588	-	(7,963)
Gasoline RBOB (a)	3	Jul-21	241,265	244,353	-	(3,088)
Gold (a)	117	Jun-21	20,072,520	20,077,838	-	(5,318)
Hang Seng Index	151	Apr-21	27,499,749	27,426,343	73,406	-
Hard Red Wheat (a)	271	Jul-21	7,882,713	8,662,398	-	(779,685)
Heating Oil (a)	202	Apr-21	15,014,983	15,713,806	-	(698,823)
Heating Oil (a)	49	May-21	3,648,422	3,720,658	-	(72,236)
Heating Oil (a)	12	Jun-21	895,154	917,600	-	(22,446)
Heating Oil (a)	6	Jul-21	448,409	458,118	-	(9,709)
IBEX 35 Index	12	Apr-21	1,208,359	1,180,349	28,010	-
Japanese 10 Yr Bond	23	Jun-21	31,399,232	31,434,536	-	(35,304)
Lead (a)(b)	14	Jun-21	690,113	709,475	-	(19,362)
Long Gilt	633	Jun-21	111,342,446	111,965,339	-	(622,893)
Low Sulphur Gasoil (a)	304	May-21	15,428,000	15,767,702	-	(339,702)
MSCI EAFE Index	90	Jun-21	9,864,000	9,859,369	4,631	-
MSCI Emerging Markets Index	73	Jun-21	4,827,125	4,788,791	38,334	-
Nasdaq 100 E-Mini Index	246	Jun-21	64,401,570	63,596,314	805,256	-
Natural Gas (a)	24	Apr-21	625,920	632,373	-	(6,453)
Natural Gas (a)	51	May-21	1,360,170	1,370,512	-	(10,342)
Natural Gas (a)	61	Jun-21	1,666,520	1,662,680	3,840	-
Natural Gas (a)	35	Jul-21	963,550	959,423	4,127	-
Natural Gas (a)	8	Aug-21	219,200	219,584	-	(384)
Nickel (a)(b)	30	Jun-21	2,890,980	3,176,212	-	(285,232)
Nikkei 225 Index (OSE)	66	Jun-21	17,393,362	17,481,058	-	(87,696)
Nikkei 225 Index (SGX)	4	Jun-21	527,794	531,479	-	(3,685)
Platinum (a)	3	Jul-21	178,725	177,111	1,614	-
Russell 2000 Mini Index	158	Jun-21	17,557,750	17,351,255	206,495	-
S&P 500 E-Mini Index	361	Jun-21	71,611,570	71,346,921	264,649	-
S&P MidCap 400 E-Mini Index	28	Jun-21	7,294,840	7,229,704	65,136	-
S&P/TSX 60 Index	84	Jun-21	14,853,569	14,877,542	-	(23,973)
SET 50 Index	96	Jun-21	592,957	590,548	2,409	-
Silver (a)	115	May-21	14,105,900	15,437,054	-	(1,331,154)
Sour Crude Oil (a)	1	Apr-21	54,856	49,579	5,277	-
Sour Crude Oil (a)	1	May-21	54,970	49,315	5,655	-
Sour Crude Oil (a)	1	May-21	55,044	51,138	3,906	-
Sour Crude Oil (a)	2	Jun-21	110,223	107,982	2,241	-
Sour Crude Oil (a)	3	Jun-21	165,384	161,919	3,465	-
Sour Crude Oil (a)	2	Jun-21	110,372	108,823	1,549	-
Sour Crude Oil (a)	2	Jun-21	110,425	110,974	-	(549)
Sour Crude Oil (a)	1	Jun-21	55,228	56,803	-	(1,575)
Sour Crude Oil (a)	3	Jun-21	165,753	167,964	-	(2,211)
Sour Crude Oil (a)	1	Jun-21	55,300	56,016	-	(716)
Sour Crude Oil (a)	2	Apr-21	439,388	401,571	37,817	-
Sour Crude Oil (a)	1	Apr-21	219,700	197,987	21,713	-
Sour Crude Oil (a)	1	May-21	219,725	218,539	1,186	-
Sour Crude Oil (a)	1	Jun-21	219,606	225,818	-	(6,212)
Sour Crude Oil (a)	1	Jun-21	219,613	224,253	-	(4,640)
Sour Crude Oil (a)	1	Jun-21	219,619	220,013	-	(394)
Sour Crude Oil (a)	1	Apr-21	96,157	106,427	-	(10,270)
Sour Crude Oil (a)	1	May-21	96,255	111,583	-	(15,328)
Sour Crude Oil (a)	1	May-21	96,276	112,393	-	(16,117)
Sour Crude Oil (a)	2	Apr-21	97,625	102,995	-	(5,370)
Sour Crude Oil (a)	1	Apr-21	48,880	50,160	-	(1,280)
Sour Crude Oil (a)	1	Apr-21	48,964	51,444	-	(2,480)
Sour Crude Oil (a)	1	Apr-21	70,181	67,956	2,225	-
Sour Crude Oil (a)	1	May-21	70,306	70,976	-	(670)
Sour Crude Oil (a)	1	Jun-21	70,365	71,079	-	(714)
Sour Crude Oil (a)	1	Jun-21	70,419	70,758	-	(339)
Sour Crude Oil (a)	1	Jun-21	70,406	70,619	-	(213)
Sour Crude Oil (a)	2	Jun-21	140,788	141,062	-	(274)
Sour Crude Oil (a)	1	Jun-21	70,434	70,750	-	(316)
Soybean (a)	292	May-21	20,976,550	20,471,544	505,006	-
Soybean Meal (a)	170	May-21	7,194,400	7,260,674	-	(66,274)
Soybean Oil (a)	161	May-21	5,112,072	4,501,704	610,368	-
SPI 200 Index	16	Jun-21	2,055,645	2,068,443	-	(12,798)
Sugar (a)	352	Apr-21	5,822,925	6,230,558	-	(407,633)
Tokyo Price Index	178	Jun-21	31,412,237	30,761,277	650,960	-
U.S. 10 Yr Note	532	Jun-21	69,658,750	69,933,349	-	(274,599)
U.S. 2 Yr Note	2,606	Jun-21	575,213,419	575,631,619	-	(418,200)
U.S. 5 Yr Note	197	Jun-21	24,309,493	24,333,285	-	(23,792)
U.S. Long Bond	364	Jun-21	56,272,125	56,800,973	-	(528,848)
U.S. Ultra Bond	121	Jun-21	21,927,469	22,091,568	-	(164,099)
Wheat (a)	297	May-21	9,177,300	9,611,228	-	(433,928)
WTI Crude (a)	186	Apr-21	11,003,760	11,802,654	-	(798,894)
WTI Crude (a)	47	May-21	2,781,460	2,854,965	-	(73,505)
WTI Crude (a)	21	Jun-21	1,239,630	1,274,378	-	(34,748)
WTI Crude (a)	12	Jul-21	704,280	722,832	-	(18,552)
WTI Crude (a)	6	Aug-21	349,440	358,821	-	(9,381)
WTI Crude (a)	4	Sep-21	231,040	237,427	-	(6,387)
Zinc (a)(b)	168	Jun-21	11,830,350	11,213,879	616,471	-
Total Purchase Contracts					10,379,657	(10,713,661)

Sale Contracts:
10 Yr Mini JGB	(16)	Jun-21	$2,181,260	$2,183,093	$1,833	$-
90 Day Euro	(111)	Mar-23	27,582,113	27,599,089	16,976	-
90 Day Euro	(68)	Jun-23	16,867,400	16,883,730	16,330	-
Aluminum (a)(b)	(179)	Jun-21	9,884,156	9,741,357	-	(142,799)
Australian 10 Yr Bond	(744)	Jun-21	78,049,073	78,478,217	429,144	-
Australian 3 Yr Bond	(150)	Jun-21	13,335,038	13,331,662	-	(3,376)
Bovespa Index	(30)	Apr-21	621,192	612,999	-	(8,193)
Brent Crude (a)	(1)	Apr-21	62,740	62,778	38	-
Canadian 10 Yr Bond	(640)	Jun-21	70,671,441	70,791,737	120,296	-
CBOE Volatility Index (a)	(163)	Apr-21	3,379,642	3,929,674	550,032	-
CBOE Volatility Index (a)	(79)	May-21	1,791,388	2,024,764	233,376	-
CBOE Volatility Index (a)	(20)	Jun-21	472,934	531,560	58,626	-
Cocoa (NYBOT) (a)	(14)	May-21	328,720	352,116	23,396	-
Coffee (a)	(36)	May-21	1,667,250	1,766,312	99,062	-
Copper (a)(b)	(106)	Jun-21	23,287,538	23,517,693	230,155	-
Copper (COMEX) (a)	(5)	May-21	499,438	495,551	-	(3,887)
Dollar	(51)	Jun-21	4,755,036	4,686,107	-	(68,929)
Euro	(307)	Jun-21	45,059,925	45,100,010	40,085	-
Euro-Bobl	(223)	Jun-21	35,325,180	35,302,677	-	(22,503)
Euro-Bund	(40)	Jun-21	8,034,431	8,030,458	-	(3,973)
Euro-Stoxx 50 Index	(289)	Jun-21	13,102,318	12,953,780	-	(148,538)
FTSE MIB Index	(33)	Jun-21	4,720,146	4,633,809	-	(86,337)
Gold (a)	(191)	Jun-21	32,767,960	32,808,892	40,932	-
Hang Seng Index	(25)	Apr-21	4,552,939	4,559,720	6,781	-
Hard Red Wheat (a)	(46)	May-21	1,324,225	1,381,184	56,959	-
Heating Oil (a)	(30)	Apr-21	2,229,948	2,228,021	-	(1,927)
H-Shares Index	(89)	Apr-21	6,263,921	6,259,500	-	(4,421)
Japanese 10 Yr Bond	(101)	Jun-21	137,883,585	137,731,330	-	(152,255)
Japanese Yen	(909)	Jun-21	102,665,869	102,878,698	212,829	-
Lead (a)(b)	(17)	Jun-21	837,994	868,469	30,475	-
Lean Hogs (a)	(10)	Jun-21	421,200	405,557	-	(15,643)
Live Cattle (a)	(35)	Jun-21	1,720,600	1,713,278	-	(7,322)
Long Gilt	(67)	Jun-21	11,785,061	11,862,362	77,301	-
Natural Gas (a)	(394)	Apr-21	10,275,520	10,079,246	-	(196,274)
Nickel (a)(b)	(37)	Jun-21	3,565,542	3,801,963	236,421	-
OMX Stockholm 30 Index	(141)	Apr-21	3,531,276	3,512,006	-	(19,270)
SGX Nifty 50 Index	(90)	Apr-21	2,654,280	2,654,869	589	-
Silver (a)	(66)	May-21	8,095,560	7,977,649	-	(117,911)
Sour Crude Oil (a)	(1)	Apr-21	54,856	49,485	-	(5,371)
Sour Crude Oil (a)	(1)	May-21	54,970	49,332	-	(5,638)
Sour Crude Oil (a)	(1)	May-21	55,044	51,374	-	(3,670)
Sour Crude Oil (a)	(2)	Jun-21	110,223	110,436	213	-
Sour Crude Oil (a)	(3)	Jun-21	165,384	162,581	-	(2,803)
Sour Crude Oil (a)	(2)	Jun-21	110,372	108,836	-	(1,536)
Sour Crude Oil (a)	(2)	Jun-21	110,425	110,976	551	-
Sour Crude Oil (a)	(1)	Jun-21	55,228	56,923	1,695	-
Sour Crude Oil (a)	(3)	Jun-21	165,753	168,188	2,435	-
Sour Crude Oil (a)	(1)	Jun-21	55,300	56,543	1,243	-
Sour Crude Oil (a)	(2)	Apr-21	439,388	401,646	-	(37,742)
Sour Crude Oil (a)	(1)	Apr-21	219,700	195,719	-	(23,981)
Sour Crude Oil (a)	(1)	May-21	219,725	223,091	3,366	-
Sour Crude Oil (a)	(1)	Jun-21	219,606	223,778	4,172	-
Sour Crude Oil (a)	(1)	Jun-21	219,613	225,320	5,707	-
Sour Crude Oil (a)	(1)	Jun-21	219,619	218,550	-	(1,069)
Sour Crude Oil (a)	(1)	Apr-21	96,157	105,657	9,500	-
Sour Crude Oil (a)	(1)	May-21	96,255	111,431	15,176	-
Sour Crude Oil (a)	(1)	May-21	96,276	112,471	16,195	-
Sour Crude Oil (a)	(2)	Apr-21	97,625	103,104	5,479	-
Sour Crude Oil (a)	(1)	Apr-21	48,880	49,938	1,058	-
Sour Crude Oil (a)	(1)	Apr-21	48,964	51,059	2,095	-
Sour Crude Oil (a)	(1)	Apr-21	70,148	70,453	305	-
Sour Crude Oil (a)	(1)	Apr-21	70,181	67,386	-	(2,795)
Sour Crude Oil (a)	(1)	May-21	70,306	70,376	70	-
Sour Crude Oil (a)	(1)	Jun-21	70,365	69,762	-	(603)
Sour Crude Oil (a)	(1)	Jun-21	70,419	70,000	-	(419)
Sour Crude Oil (a)	(1)	Jun-21	70,406	70,546	140	-
Sour Crude Oil (a)	(2)	Jun-21	140,788	139,586	-	(1,202)
Sour Crude Oil (a)	(1)	Jun-21	70,434	70,347	-	(87)
Soybean Meal (a)	(44)	May-21	1,862,080	1,761,111	-	(100,969)
Sugar (a)	(173)	Apr-21	2,861,835	2,994,677	132,842	-
Swiss Franc	(48)	Jun-21	6,357,000	6,381,341	24,341	-
Tokyo Price Index	(21)	Jun-21	3,705,938	3,723,360	17,422	-
U.S. 10 Yr Note	(1,812)	Jun-21	237,258,750	240,508,767	3,250,017	-
U.S. 5 Yr Note	(1,761)	Jun-21	217,304,649	218,001,212	696,563	-
U.S. Long Bond	(283)	Jun-21	43,750,031	44,121,837	371,806	-
Wheat (a)	(116)	May-21	3,584,400	3,629,882	45,482	-
WTI Crude (a)	(8)	Apr-21	473,280	473,450	170	-
Zinc (a)(b)	(88)	Jun-21	6,196,850	6,273,027	76,177	-
Total Sale Contracts					7,165,856	(1,191,443)
Total Futures Contracts					$17,545,513	$(11,905,104)
Net Unrealized Appreciation					$5,640,409

(a)	Contract held by LCMFS Fund Limited.
(b)	London Metal Exchange (''LME'') futures contracts settle on their respective maturity date.
COMEX	Commodity Exchange, Inc.
ICE	Intercontinental Exchange
NYBOT	New York Board of Trade
OSE	Osaka Securities Exchange
SGX	Singapore Exchange Limited

The accompanying notes are an integral part of these consolidated financial statements.

NOTES

Investment Valuation
Fair Value Measurement Summary
March 31, 2021 (Uaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a ''Fund'' and collectively the ''Funds'') follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fund-linked options are stated at fair value based on the fair value of Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

●	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	evaluation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Macro Strategies Fund’s consolidated investments and other financial instruments as of March 31, 2021:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$125,220,184	$-	$125,220,184
Corporate Bonds	-	313,181,605	-	313,181,605
Mortgage Backed Securities	-	145,268,033	-	145,268,033
Municipal Bonds	-	6,909,200	-	6,909,200
U.S. Government Agency Issues	-	97,964,590	-	97,964,590
U.S. Government Notes	-	405,209,191	-	405,209,191
Short Term Investment	66,686,906	-	-	66,686,906
Total Investments	$66,686,906	$1,093,752,803	$-	$1,160,439,709

Other Financial Instruments*
Forward Currency Contracts
Purchase	$-	$(20,101,738)	$-	$(20,101,738)
Sale	-	20,159,025	-	20,159,025
Total Forward Currency Contracts	-	57,287	-	57,287
Futures Contracts
Long	(334,004)	-	-	(334,004)
Short	5,974,413	-	-	5,974,413
Total Futures Contracts	5,640,409	-	-	5,640,409
Total Other Financial Instruments	$5,640,409	$57,287	$-	$5,697,696

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s other financial instruments represents the net unrealized appreciation at March 31, 2021.

The LoCorr Macro Strategies Fund did not hold any Level 3 assets during the period.